Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	948,588.80
Total Transaction Valuation	6,868,854,450.00
Total Offset Amount	0.00
Net Fee	$ 948,588.80
Offering Table N/A
Offset Table N/A	N/A